UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22132

Aberdeen Funds

(Exact name of registrant as specified in charter)

5 Tower Bridge

300 Barr Harbor Drive, Suite 300

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc

1735 Market Street, 37th Floor

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 238-3600

Date of fiscal year end: October 31st

Date of reporting period: July 1, 2007 – June 30, 2008

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008

There were no proxies voted for the following funds:

•	Aberdeen Select Mid Cap Growth Fund

•	Aberdeen Global Financial Services Fund

•	Aberdeen Technology and Communications Fund

•	Aberdeen Health Sciences Fund

•	Aberdeen Natural Resources Fund

•	Aberdeen Small Cap Opportunities Fund

•	Aberdeen Select Equity Fund

•	Aberdeen Small Cap Growth Fund

•	Aberdeen Small Cap Value Fund

•	Aberdeen Optimal Allocations Fund: Defensive

•	Aberdeen Optimal Allocations Fund: Moderate

•	Aberdeen Optimal Allocations Fund: Moderate Growth

•	Aberdeen Optimal Allocations Fund: Growth

•	Aberdeen Optimal Allocations Fund: Specialty

•	Aberdeen Select Small Cap Fund

•	Aberdeen Select Growth Fund

•	Aberdeen Hedged Core Equity Fund

•	Aberdeen Market Neutral Fund

•	Aberdeen Equity Long-Short Fund

•	Aberdeen Tax-Free Income Fund

	Name of the Issuer of the Portfolio Security	Exchange Ticker Symbol of the Portfolio Security	CUSIP Number for the Portfolio Security (or SEDOL)	Shareholder Meeting Date	Brief Identification of the Matter Voted on	Whether the Matter Was Proposed by the Issuer or Security Holder	Whether the Registrant Cast its Vote on the Matter	How the Registrant Cast its Vote	Whether the Registrant Cast its Vote For or Against Management
Aberdeen Small Cap Fund
	The Great Atlantic & Pacific Tea Co., Inc.	GAP	390064103	6/26/2008	Increase Authorized Common Stock	ISSUER	VOTED	FOR	FOR
	The Great Atlantic & Pacific Tea Co., Inc.	GAP	390064103	6/26/2008	Approve Conversion of Securities	ISSUER	VOTED	FOR	FOR
	The Great Atlantic & Pacific Tea Co., Inc.	GAP	390064103	6/26/2008	Approve Issuance of Shares for a Private Placement	ISSUER	VOTED	FOR	FOR
	The Great Atlantic & Pacific Tea Co., Inc.	GAP	390064103	6/26/2008	Approve Omnibus Stock Plan	ISSUER	VOTED	FOR	FOR
	The Great Atlantic & Pacific Tea Co., Inc.	GAP	390064103	6/26/2008	Adjourn Meeting	ISSUER	VOTED	AGAINST	AGAINST
Aberdeen China Opportunities Fund
	China Merchants Bank	600036	B1DYPZ5	6/27/2008	Routine Business	ISSUER	DID NOT VOTE	N/A	N/A

	Name of the Issuer of the Portfolio Security	Exchange Ticker Symbol of the Portfolio Security	CUSIP Number for the Portfolio Security (or SEDOL)	Shareholder Meeting Date	Brief Identification of the Matter Voted on	Whether the Matter Was Proposed by the Issuer or Security Holder	Whether the Registrant Cast its Vote on the Matter	How the Registrant Cast its Vote	Whether the Registrant Cast its Vote For or Against Management
	Minth	N/A	B0RJCG9	6/26/2008	To approve related party transactions relating to the sale of automotive components by associated companies	ISSUER	DID NOT VOTE	N/A	N/A
	Yanzhou Coal Mining Co	600213	6109893	6/27/2008	Routine Business - Elect Director	ISSUER	VOTED	AGAINST	AGAINST
Aberdeen Developing Markets Fund
	Gazprom OAO (GDR)	GAZP	5140989	6/27/2008	Routine Business - Approve Compensation Report	ISSUER	VOTED	AGAINST
	Gazprom OAO (GDR)	GAZP	5140989	6/27/2008	Routine Business - Elect Directors	ISSUER	VOTED	FOR	No management reccomendation. Russian companies use cumulative voting and often have more candidates than vacancies
	Gazprom OAO (GDR)	GAZP	5140989	6/27/2008	Routine Business - Elect members of the Audit Commission	ISSUER	VOTED	FOR	No management reccomendation. Russian companies use cumulative voting and often have more candidates than vacancies

	Name of the Issuer of the Portfolio Security	Exchange Ticker Symbol of the Portfolio Security	CUSIP Number for the Portfolio Security (or SEDOL)	Shareholder Meeting Date	Brief Identification of the Matter Voted on	Whether the Matter Was Proposed by the Issuer or Security Holder	Whether the Registrant Cast its Vote on the Matter	How the Registrant Cast its Vote	Whether the Registrant Cast its Vote For or Against Management
	Sberbank of Russia	SBER	4767981	6/27/2008	Routine Business - Elect Directors		VOTED	FOR	No management reccomendation. Russian companies use cumulative voting and often have more candidates than vacancies
	Teva Pharmaceutical Industries	TEVIY	2883878	6/29/2008	Routine Business	ISSUER	DID NOT VOTE	N/A	N/A
Aberdeen Global Utilities Fund
	Chubu Electric Power Co Inc	9502	6195609	6/26/2008	Amend Articles to Re-allocate Capital Reserve to a New Reserve for Costs to shut Down Nuclear Plant	SECURITY HOLDER	VOTED	AGAINST	FOR
	Chubu Electric Power Co Inc	9502	6195609	6/26/2008	Amend Articles to Commit to Use Renewable Sources for 25% of Power Production by 2030	SECURITY HOLDER	VOTED	AGAINST	FOR

Name of the Issuer of the Portfolio Security	Exchange Ticker Symbol of the Portfolio Security	CUSIP Number for the Portfolio Security (or SEDOL)	Shareholder Meeting Date	Brief Identification of the Matter Voted on	Whether the Matter Was Proposed by the Issuer or Security Holder	Whether the Registrant Cast its Vote on the Matter	How the Registrant Cast its Vote	Whether the Registrant Cast its Vote For or Against Management
Chubu Electric Power Co Inc	9502	6195609	6/26/2008	Amend Articles to Require Scrapping of Nuclear Plants Unless Safety can be Guaranteed	SECURITY HOLDER	VOTED	AGAINST	FOR
Chubu Electric Power Co Inc	9502	6195609	6/26/2008	Amend Articles to Suspend Mixed Plutonium Recycling Program until it Becomes Practical	SECURITY HOLDER	VOTED	AGAINST	FOR
Chubu Electric Power Co Inc	9502	6195609	6/26/2008	Amend Articles to End Nuclear Fuel Reprocessing Program	SECURITY HOLDER	VOTED	AGAINST	FOR
Hellenic Telecommunciation Organzation	OTE	5051605	6/26/2008	Approve the stock option plan	ISSUER	VOTED	AGAINST	AGAINST
Hellenic Telecommunciation Organzation	OTE	5051605	6/26/2008	Elect directors	ISSUER	VOTED	AGAINST	AGAINST

Name of the Issuer of the Portfolio Security	Exchange Ticker Symbol of the Portfolio Security	CUSIP Number for the Portfolio Security (or SEDOL)	Shareholder Meeting Date	Brief Identification of the Matter Voted on	Whether the Matter Was Proposed by the Issuer or Security Holder	Whether the Registrant Cast its Vote on the Matter	How the Registrant Cast its Vote	Whether the Registrant Cast its Vote For or Against Management
Kansai Electric Power Co	9503	6483489	6/27/2008	Approve alternate income allocation to set aside a reserve to self insure nuclear facilities for earthquake risk	SECURITY HOLDER	VOTED	AGAINST	FOR
Kansai Electric Power Co	9503	6483489	6/27/2008	Remove president Yosuke Mori from the board	SECURITY HOLDER	VOTED	AGAINST	FOR
Kansai Electric Power Co	9503	6483489	6/27/2008	Amend company business lines in articles to ban Plutonium fuel technology	SECURITY HOLDER	VOTED	AGAINST	FOR
Kansai Electric Power Co	9503	6483489	6/27/2008	Amend Articles to require disclosure of individual director compensation levels	SECURITY HOLDER	VOTED	AGAINST	FOR

Name of the Issuer of the Portfolio Security	Exchange Ticker Symbol of the Portfolio Security	CUSIP Number for the Portfolio Security (or SEDOL)	Shareholder Meeting Date	Brief Identification of the Matter Voted on	Whether the Matter Was Proposed by the Issuer or Security Holder	Whether the Registrant Cast its Vote on the Matter	How the Registrant Cast its Vote	Whether the Registrant Cast its Vote For or Against Management
Kansai Electric Power Co	9503	6483489	6/27/2008	Amend Articles to require the establishment of a committee charged with planning for nuclear power risks.	SECURITY HOLDER	VOTED	AGAINST	FOR
Kansai Electric Power Co	9503	6483489	6/27/2008	Amend Various Articles	SECURITY HOLDER	VOTED	AGAINST	FOR
Kyushu Electric Power Co	9508	6499806	6/27/2008	Appoint Internal Statutory Auditor	ISSUER	VOTED	AGAINST	AGAINST
Nippon Telegraph & Telephone Corp	9432	6641373	6/25/2008	Amend Articles to: Limit Rights of Odd-Lot Holders, Authorise Announcements in Electronic Format & Allow Company to Make Rules Governing Exercise of Shareholder Rights	ISSUER	VOTED	AGAINST	AGAINST
Nippon Telegraph & Telephone Corp	9432	6641373	6/25/2008	Appoint Internal Statutory Auditor	ISSUER	VOTED	AGAINST	AGAINST

Name of the Issuer of the Portfolio Security	Exchange Ticker Symbol of the Portfolio Security	CUSIP Number for the Portfolio Security (or SEDOL)	Shareholder Meeting Date	Brief Identification of the Matter Voted on	Whether the Matter Was Proposed by the Issuer or Security Holder	Whether the Registrant Cast its Vote on the Matter	How the Registrant Cast its Vote	Whether the Registrant Cast its Vote For or Against Management
Osaka Gas Co	9532	6661768	6/27/2008	Routine Business	ISSUER	DID NOT VOTE	N/A	N/A
Tohoku Electric Power Co	TKECF	6895266	6/27/2008	Routine Business	ISSUER	DID NOT VOTE	N/A	N/A
Tokyo Electric Power Co	TKECF	6895266	6/26/2008	Elect Director	ISSUER	VOTED	AGAINST	AGAINST
Tokyo Electric Power Co	TKECF	6895266	6/26/2008	Appoint Internal Statutory Auditor	ISSUER	VOTED		AGAINST
Tokyo Electric Power Co	TKECF	6895266	6/26/2008	Approve Alternate Income Allocation to Fund Plant Closure Instead of Dividend	SECURITY HOLDER	VOTED	AGAINST	FOR
Tokyo Electric Power Co	TKECF	6895266	6/26/2008	Amend Articles to Mandate Dismantling of Nuclear Plant	SECURITY HOLDER	VOTED	AGAINST	FOR
Tokyo Electric Power Co	TKECF	6895266	6/26/2008	Amend Articles to Require Cancelation of Contract for Plutonium Extraction Recycling of Spent Fuel	SECURITY HOLDER	VOTED	AGAINST	FOR
Tokyo Gas Co	TKGSF	6895448	6/27/2008	Routine Business	ISSUER	DID NOT VOTE	N/A	N/A

	Name of the Issuer of the Portfolio Security	Exchange Ticker Symbol of the Portfolio Security	CUSIP Number for the Portfolio Security (or SEDOL)	Shareholder Meeting Date	Brief Identification of the Matter Voted on	Whether the Matter Was Proposed by the Issuer or Security Holder	Whether the Registrant Cast its Vote on the Matter	How the Registrant Cast its Vote	Whether the Registrant Cast its Vote For or Against Management
Aberdeen International Equity Fund
	Alstom	ALO	B0DJ8Q5	6/24/2008	Elect Director	ISSUER	WITHHELD	WITHHELD	N/A
	Japan Tobacco Inc	2914	6474535	6/24/2008	Routine Business	ISSUER	DID NOT VOTE	N/A	N/A
	M Video Company	MVDOF	B28ZH76	6/24/2008	Approve company membership of various trade associations	ISSUER	WITHHELD	WITHHELD	N/A
	Mitsui O.S.K Lines	9104	6597584	6/24/2008	Routine Business	ISSUER	DID NOT VOTE	N/A	N/A
	Nintendo Co	7974	6639550	6/27/2008	Appoint Internal Statutory Auditor	ISSUER	VOTED	AGAINST	AGAINST
	Suzuki Motor Corp	7269	6865504	6/27/2008	Appoint Internal Statutory Auditors	ISSUER	VOTED	AGAINST	AGAINST
	Teva Pharmaceutical Industries	TEVIY	2883878	6/29/2008	Routine Business	ISSUER	VOTED	AGAINST	AGAINST
Aberdeen Select Worldwide Fund
	Japan Tobacco Inc	2914	6474535	6/24/2008	Routine Business	ISSUER	DID NOT VOTE	N/A	N/A
	Tesco	TSCO	0884079	6/27/2008	Approve the remuneration report	ISSUER	VOTED	AGAINST	AGAINST
	Tesco	TSCO	0884079	6/27/2008	Ensure that chickens purchased for the company are raised to ethically acceptable standards	SECURITY HOLDER	VOTED	FOR	AGAINST
	Teva Pharmaceutical Industries	TEVIY	2883878	6/29/2008	Routine Business	ISSUER	DID NOT VOTE	N/A	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Aberdeen Funds

By (Signature and Title)*	/s/ Vincent Esposito
Vincent Esposito
President and Chief Executive Officer

Date August 12, 2008

*	Print the name and title of each signing officer under his or her signature.